Note 3 - Summary of Significant Accounting Policies (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Dec. 01, 2019	Nov. 30, 2019
Statement Line Items [Line Items]
Retained earnings	$ (59,934,831)		$ (51,227,491)
Total lease liabilities	$ 82,142 [1]	$ 65,794	$ 65,794
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.44%
IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Retained earnings		$ 0
Right-of-use assets		65,794
Total lease liabilities		$ 65,794
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.35%
Top of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.60%
Buildings and camp structures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Buildings and camp structures [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	20 years
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Furniture and fixtures [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Computer equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	3 years
Computer software [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	1 year

[1]	Of the lease liabilities, $76,103 is current and $6,039 is non-current (between 1 and 2 years).